Stock-Based Compensation (Summary Of Stock Acquisition Rights Transactions) (Detail) (MUFG, BTMU, MUTB, MUSHD And MUMSS [Member], JPY ¥) In Millions, except Share data, unless otherwise specified	6 Months Ended
Sep. 30, 2012 Y
MUFG, BTMU, MUTB, MUSHD And MUMSS [Member]
Stock-Based Compensation [Line Items]
Number of shares, Outstanding, Beginning of the period	19,374,200
Number of shares, Outstanding, Granted	8,373,600
Number of shares, Outstanding, Exercised	(4,051,500)
Number of shares, Outstanding, Forfeited or Expired	(121,500)
Number of shares, Outstanding, End of the period	23,574,800
Number of shares, Exercisable, End of the period
Weighted-average exercise price, Outstanding, Beginning of the period	¥ 1
Weighted-average exercise price, Outstanding, Granted	¥ 1
Weighted-average exercise price, Outstanding, Exercised	¥ 1
Weighted-average exercise price, Outstanding, Forfeited or Expired	¥ 1
Weighted-average exercise price, Outstanding, End of the period	¥ 1
Weighted-average exercise price, Exercisable, End of the period
Weighted-average remaining contractual term, Outstanding, in years, End of the period	28.54
Weighted-average remaining contractual term, Exercisable, in years, End of the period
Aggregate intrinsic value, Outstanding, End of the period	¥ 8,605
Aggregate intrinsic value, Exercisable, End of the period